Promissory Note	6 Months Ended
Dec. 31, 2024
Promissory Note [Abstract]
Promissory note

Note 10 — Promissory note

On September 29, 2023, Estrella issued an unsecured promissory note to Hongbing Zhang, in the aggregate principal amount of $300,000 (the “Unsecured Note”). Interest began accruing on September 29, 2023 at a rate of 12% per annum until the outstanding amount has been paid in full. The Unsecured Note matures on October 30, 2023 and was paid in full on October 27, 2023.